METLIFE INSURANCE COMPANY OF CONNECTICUT
                   (formerly, The Travelers Insurance Company)
            METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES

                               GOLD TRACK ANNUITY

                                    NOTICE OF

                             CANCELLED SUBSTITUTION

                                 August 15, 2006

We have determined NOT to proceed with the proposed substitution of Janus Aggressive Growth Portfolio for Van Kampen LIT Emerging Growth Portfolio.

If you have any questions regarding this notice, please contact us at 1-800-233-3591.